Financial Instruments	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments
Financial Instruments
Off-Balance Sheet Risk
As collateral for the Company's performance and to insurers, the Company is contingently liable under standby letters of credit, bonds and bank guarantees in the amounts of $269.4 million, $216.3 million and $208.8 million at December 31, 2014, 2013 and 2012, respectively. The increase since December 31, 2014 primarily relates to the issuance of performance bonds associated with the Company's large Switzerland rail order in the Harsco Rail Segment. These standby letters of credit, bonds and bank guarantees are generally in force for up to 5 years. Certain issues have no scheduled expiration date. The Company pays fees to various banks and insurance companies that range from 0.32% to 2.50% per annum of the instrument's face value. If the Company were required to obtain replacement standby letters of credit, bonds and bank guarantees at December 31, 2014 for those currently outstanding, it is the Company's opinion that the replacement costs would be within the present fee structure.
The Company has currency exposures in approximately 35 countries. The Company's primary foreign currency exposures during 2014 were in the European Economic and Monetary Union, the United Kingdom and Brazil.
Off-Balance Sheet Risk—Third-Party Guarantees
In connection with the Infrastructure Transaction, the Company has outstanding guarantees and letters of credit related to the Harsco Infrastructure Segment that are still in force. These guarantees and letters of credit are provided to enable the legacy business to obtain financing for their operations. The maximum potential amount of future payments (undiscounted) related to these guarantees was approximately $15 million and $19 million at December 31, 2014 and 2013, respectively. These guarantees and letters of credit are expected to be replaced by Brand during 2015. There is no recognition of a liability related to these guarantees or letters of credit as the Company believes that the potential for making any payments is remote and they have been indemnified by Brand as part of the Infrastructure Transaction.

During June 2014, the Company provided a guarantee to Brand, as part of the net working capital settlement related to the Infrastructure Transaction, for certain matters occurring prior to closing. The remaining term of this guarantee is 6 years at December 31, 2014. The maximum potential amount of future payments related to this guarantee is approximately $3 million at December 31, 2014. There is no recognition of this potential future payment in the consolidated financial statements as the Company believes the potential for making this payment is remote.
The Company provided an environmental indemnification for properties that were sold to a third party in 2007. The maximum term of this guarantee is 20 years, and the Company would be required to perform under the guarantee only if an environmental matter is discovered on the properties. The Company is not aware of environmental issues related to these properties. There is no recognition of this potential future payment in the consolidated financial statements as the Company believes the potential for making this payment is remote.
The Company provided an environmental indemnification for property from a lease that terminated in 2006. The term of this guarantee is indefinite, and the Company would be required to perform under the guarantee only if an environmental matter was discovered on the property relating to the time the Company leased the property. The Company is not aware of any environmental issues related to this property. The maximum potential amount of future payments (undiscounted) related to this guarantee is estimated to be $3.0 million at December 31, 2014, 2013 and 2012. There is no recognition of this potential future payment in the consolidated financial statements as the Company believes the potential for making this payment is remote.
Any liabilities related to the Company's obligation to stand ready to act on third-party guarantees are included in the captions, Other current liabilities or Other liabilities (as appropriate), on the Consolidated Balance Sheets. Any recognition of these liabilities did not have a material impact on the Company's financial position or results of operations for 2014, 2013 or 2012.
In the normal course of business, legal indemnifications are provided related primarily to the performance of the Company's products and services and patent and trademark infringement of the products and services sold. These indemnifications generally relate to the performance (regarding function, not price) of the respective products or services and therefore no liability is recognized related to the fair value of such guarantees.

Derivative Instruments and Hedging Activities
The Company uses derivative instruments, including foreign currency forward exchange contracts, commodity contracts and cross currency interest rate swaps, to manage certain foreign currency, commodity price and interest rate exposures. Derivative instruments are viewed as risk management tools by the Company and are not used for trading or speculative purposes.
All derivative instruments are recorded on the Consolidated Balance Sheets at fair value. Changes in the fair value of derivatives used to hedge foreign currency denominated balance sheet items are reported directly in earnings along with offsetting transaction gains and losses on the items being hedged. Derivatives used to hedge forecasted cash flows associated with foreign currency commitments or forecasted commodity purchases may be accounted for as cash flow hedges, as deemed appropriate, if the criteria for hedge accounting are met. Gains and losses on derivatives designated as cash flow hedges are deferred as a separate component of equity and reclassified to earnings in a manner that matches the timing of the earnings impact of the hedged transactions. Generally, at December 31, 2014, these deferred gains and losses will be reclassified to earnings over 10 to 15 years from the balance sheet date. The ineffective portion of all hedges, if any, is recognized currently in earnings.
The fair value of outstanding derivative contracts recorded as assets and liabilities on the Consolidated Balance Sheets at December 31, 2014 and 2013 was as follows:

	Asset Derivatives		Liability Derivatives
(In thousands)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
December 31, 2014
Derivatives designated as hedging instruments:
Foreign currency forward exchange contracts	Other current assets	$420		$—
Cross currency interest rate swaps	Other assets	52,989	Other liabilities	2,599
Total derivatives designated as hedging instruments		$53,409		$2,599

Derivatives not designated as hedging instruments:
Foreign currency forward exchange contracts	Other current assets	$4,065	Other current liabilities	$4,618

	Asset Derivatives		Liability Derivatives
(In thousands)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
December 31, 2013
Derivatives designated as hedging instruments:
Foreign currency forward exchange contracts	Other current assets	$40	Other current liabilities	$17
Cross currency interest rate swaps	Other assets	26,001	Other liabilities	13,410
Total derivatives designated as hedging instruments		$26,041		$13,427

Derivatives not designated as hedging instruments:
Foreign currency forward exchange contracts	Other current assets	$1,216	Other current liabilities	$3,267

All of the Company's derivatives are recorded in the Consolidated Balance Sheets at gross amounts and not offset. All of the Company's cross currency interest rate swaps and certain foreign currency forward exchange contracts are transacted under International Swaps and Derivatives Association ("ISDA") documentation. Each ISDA master agreement permits the net settlement of amounts owed in the event of default. The Company's derivative assets and liabilities subject to enforceable master netting arrangements did not result in a net or net liability at either December 31, 2014 or 2013.
The effect of derivative instruments in the Consolidated Statements of Operations and the Consolidated Statements of Comprehensive Income (Loss) during 2014, 2013 and 2012 was as follows:
Derivatives Designated as Hedging Instruments

(In thousands)	Amount of Gain (Loss) Recognized in Other Comprehensive Income ("OCI") on Derivative—Effective Portion	Location of Gain (Loss) Reclassified from Accumulated OCI into Income—Effective Portion	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income—Effective Portion	Location of Gain (Loss) Recognized in Income on Derivative—Ineffective Portion and Amount Excluded from Effectiveness Testing	Amount of Gain (Loss) Recognized in Income on Derivative—Ineffective Portion and Amount Excluded from Effectiveness Testing
Twelve Months Ended December 31, 2014:
Foreign currency forward exchange contracts	$358	Cost of services and products sold	$4		$—
Cross currency interest rate swaps	(1,977)		—	Cost of services and products sold	39,823	(a)
	$(1,619)		$4		$39,823
Twelve Months Ended December 31, 2013:
Foreign currency forward exchange contracts	$48	Cost of services and products sold	$(8)	Cost of services and products sold	$(6)
Cross currency interest rate swaps	2,409		—	Cost of services and products sold	(12,061)	(a)
	$2,457		$(8)		$(12,067)
Twelve Months Ended December 31, 2012:
Foreign currency forward exchange contracts	$(152)	Cost of services and products sold	$270		$—
Cross currency interest rate swaps	(4,748)		—	Cost of services and products sold	(13,384)	(a)
	$(4,900)		$270		$(13,384)

(a)	These gains (losses) offset foreign currency fluctuation effects on the debt principal.

Derivatives Not Designated as Hedging Instruments

	Location of Gain (Loss) Recognized in Income on Derivative	Amount of Gain (Loss) Recognized in Income on Derivative for the Twelve Months Ended December 31(a)
(In thousands)		2014	2013	2012
Foreign currency forward exchange contracts	Cost of services and products sold	$(2,307)	$(10,463)	$(3,529)

(a)	These gains (losses) offset amounts recognized in cost of service and products sold principally as a result of intercompany or third-party foreign currency exposures.

Foreign Currency Forward Exchange Contracts
The Company conducts business in multiple currencies and, accordingly, is subject to the inherent risks associated with foreign exchange rate movements. The financial position and results of operations of substantially all of the Company's foreign subsidiaries are measured using the local currency as the functional currency. Foreign currency-denominated assets and liabilities are translated into U.S. dollars at the exchange rates existing at the respective balance sheet dates, and income and expense items are translated at the average exchange rates during the respective periods. The aggregate effects of translating the balance sheets of these subsidiaries are deferred and recorded in Accumulated other comprehensive loss, which is a separate component of equity.
The Company uses derivative instruments to hedge cash flows related to foreign currency fluctuations. Foreign currency forward exchange contracts outstanding are part of a worldwide program to minimize foreign currency exchange operating income and balance sheet exposure by offsetting foreign currency exposures of certain future payments between the Company and various subsidiaries, suppliers or customers. The unsecured contracts are with major financial institutions. The Company may be exposed to credit loss in the event of non-performance by the contract counterparties. The Company evaluates the creditworthiness of the counterparties and does not expect default by them. Foreign currency forward exchange contracts are used to hedge commitments, such as foreign currency debt, firm purchase commitments and foreign currency cash flows for certain export sales transactions.
The following tables summarize, by major currency, the contractual amounts of the Company's foreign currency forward exchange contracts in U.S. dollars at December 31, 2014 and 2013. The "Buy" amounts represent the U.S. dollar equivalent of commitments to purchase foreign currencies, and the "Sell" amounts represent the U.S. dollar equivalent of commitments to sell foreign currencies. The recognized gains and losses offset amounts recognized in cost of services and products sold principally as a result of intercompany or third-party foreign currency exposures.
Contracted Amounts of Foreign Currency Exchange Forward Contracts Outstanding at December 31, 2014:

(In thousands)	Type	U.S. Dollar Equivalent	Maturity	Recognized Gain (Loss)
British pounds sterling	Sell	$37,943	January 2015	$179
British pounds sterling	Buy	2,783	January 2015	(4)
Euros	Sell	193,370	January 2015 through March 2015	2,993
Euros	Buy	194,084	January 2015 through March 2015	(3,767)
Other currencies	Sell	12,641	January 2015 through December 2015	439
Other currencies	Buy	28,001	January 2015 through June 2015	27
Total		$468,822		$(133)
Contracted Amounts of Foreign Currency Exchange Forward Contracts Outstanding at December 31, 2013:

(In thousands)	Type	U.S. Dollar Equivalent	Maturity	Recognized Gain (Loss)
British pounds sterling	Sell	$26,931	January 2014	$(277)
British pounds sterling	Buy	1,976	January 2014	15
Euros	Sell	248,943	January 2014 through July 2014	(335)
Euros	Buy	242,385	January 2014 through March 2014	(1,335)
Other currencies	Sell	12,708	January 2014 through July 2014	(134)
Other currencies	Buy	8,907	January 2014 through August 2014	38
Total		$541,850		$(2,028)

Included in the contracted amounts of foreign currency exchange forward contracts outstanding at December 31, 2013 are $121.2 million of foreign currency exchange forward contracts entered into by the Company under the Transition Services Agreement with Brand. The Company has recognized a $0.7 million mark-to-market liability associated with these foreign currency exchange forward contracts.
In addition to foreign currency forward exchange contracts, the Company designates certain loans as hedges of net investments in international subsidiaries. The Company recorded pre-tax net gains of $22.6 million and pre-tax net losses of $9.8 million and $5.3 million related to hedges of net investments during 2014, 2013 and 2012, respectively, in the caption, Accumulated other comprehensive loss.
Cross Currency Interest Rate Swaps
The Company uses cross currency interest rate swaps in conjunction with certain debt issuances in order to secure a fixed local currency interest rate. Under these cross currency interest rate swaps, the Company receives interest based on a fixed or floating U.S. dollar rate and pays interest on a fixed local currency rate based on the contractual amounts in dollars and the local currency, respectively. At maturity, there is also the payment of principal amounts between currencies. The cross currency interest rate swaps are recorded on the Consolidated Balance Sheets at fair value, with changes in value attributed to the effect of the swaps' interest spread and changes in the credit worthiness of the counter-parties recorded in the caption, Accumulated other comprehensive loss. Changes in value attributed to the effect of foreign currency fluctuations are recorded in the Consolidated Statements of Operations and offset currency fluctuation effects on the debt principal. The following table indicates the contractual amounts of the Company's cross currency interest rate swaps:

	Contractual Amounts	Interest Rates
(In millions)		Receive	Pay
Maturing 2018	$250.0	Fixed U.S. dollar rate	Fixed euro rate
Maturing 2020	220.0	Fixed U.S. dollar rate	Fixed British pound sterling rate
Maturing 2016 through 2017	8.8	Floating U.S. dollar rate	Fixed rupee rate

Fair Value of Derivative Assets and Liabilities and Other Financial Instruments
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The Company utilizes market data or assumptions that the Company believes market participants would use in valuing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique.
The fair value hierarchy distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) an entity's own assumptions about market participant assumptions based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1—Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•
Level 2—Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates); and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•	Level 3—Inputs that are both significant to the fair value measurement and unobservable.
In instances in which multiple levels of inputs are used to measure fair value, hierarchy classification is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.
The following table indicates the fair value hierarchy of the financial instruments of the Company at December 31, 2014 and 2013:

Level 2 Fair Value Measurements (In thousands)	December 31 2014	December 31 2013
Assets
Foreign currency forward exchange contracts	$4,485	$1,256
Cross currency interest rate swaps	52,989	26,001
Liabilities
Foreign currency forward exchange contracts	4,618	3,284
Cross currency interest rate swaps	2,599	13,410

The following table reconciles the beginning and ending balances for liabilities measured on a recurring basis using unobservable inputs (Level 3) for the years ended December 31, 2014 and 2013:

Level 3 Liabilities—Unit Adjustment Liability for the Twelve Months Ended December 31 (In thousands)	2014		2013
Balance at beginning of year	$106,343		$—
Recognition of unit adjustment liability	—		107,500
Payments	(22,320)		(2,123)
Change in fair value to the unit adjustment liability	9,740		966
Balance at end of year	$93,762	(a)	$106,343

(a)	Does not total due to rounding.
See Note 4, Acquisitions and Dispositions, for additional information related to the unit adjustment liability.
The Company primarily applies the market approach for recurring fair value measurements and endeavors to utilize the best available information. Accordingly, the Company utilizes valuation techniques that maximize the use of observable inputs, such as forward rates, interest rates, the Company's credit risk and counterparties' credit risks, and which minimize the use of unobservable inputs. The Company is able to classify fair value balances based on the ability to observe those inputs. Commodity derivatives, foreign currency forward exchange contracts and cross currency interest rate swaps are classified as Level 2 fair value based upon pricing models using market-based inputs. Model inputs can be verified, and valuation techniques do not involve significant management judgment.

The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, accrued liabilities and short-term borrowings approximate fair value due to the short-term maturities of these assets and liabilities. At December 31, 2014 and 2013, the total fair value of long-term debt, including current maturities, was $885.0 million and $832.6 million, respectively, compared to carrying value of $854.9 million and $803.4 million, respectively. Fair values for debt are based on quoted market prices (Level 1) for the same or similar issues or on the current rates offered to the Company for debt of the same remaining maturities.
Concentrations of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable. The Company places cash and cash equivalents with high-quality financial institutions and, by policy, limits the amount of credit exposure to any single institution.
Concentrations of credit risk with respect to accounts receivable are generally limited in the Harsco Industrial Segments due to the Company's large number of customers and their dispersion across different industries and geographies. However, the Company's Harsco Metals & Minerals Segment and, to a lesser extent, the Harsco Rail Segment have several large customers throughout the world with significant accounts receivable balances. Consolidation in the global steel or rail industries could result in an increase in concentration of credit risk for the Company.
The Company generally does not require collateral or other security to support customer receivables. If a receivable from one or more of the Company's larger customers becomes uncollectible, it could have a material effect on the Company's results of operations or cash flows.